Labor Obligations - Schedule of Labor obligations (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Labor obligations [Abstract]
Personnel expenses payable		R$ 420,080	R$ 488,873
Social security charges payable	[1],[2]	124,798	106,045
Total		R$ 544,878	R$ 594,918

[1]	As of December 31, 2025 the amount R$ 126,966 was reclassified from Labor obligations to Tax Claims as explained on note 19c.
[2]	Of the balance of social security charges payable, for the period ended June 30, 2026 R$ 45,724 (R$ 73,813 for the year ended December 31, 2025), correspond to payroll taxes and social security charges resulting from cash-settled awards and equity-settled awards, as disclosed in Note 20d.